Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Aug. 31, 2023
Derivative Financial Instrument Liabilities
Warrant liability		$ 3,500
Gold collar contracts	1,800 gold ounces per month totalling 9,000 gold ounces to be settled from April 2023 to August 2023, at a maximum and minimum gold price of $2,030 and $1,825 per gold ounce, respectively.
Gold ounces expired unexercised		9,000
Zero cost collar contracts outstanding		$ 0